Other assets and prepaid expenses- Summary of Other Noncurrent Assets and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets, Noncurrent [Abstract]
Deferred tax assets	$ 59,254	$ 68,659
Seller indemnification	6,974	13,212
Equity method investments	3,556	535
Total other non-current assets and prepaid expenses	69,784	$ 82,406
Brazil
Other Assets, Noncurrent [Abstract]
Equity method investments	$ 2,900